Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2024
Prospectus Date	rr_ProspectusDate	Aug. 31, 2023
Vulcan Value Partners Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund
(the “Fund”)

SUPPLEMENT DATED JANUARY 30, 2024, TO THE PROSPECTUS
DATED AUGUST 31, 2023, AS AMENDED

Effective immediately, the following replaces the “Annual Total Returns – Investor Class Shares” bar chart in the summary section of the Fund’s prospectus:

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Investor Class Shares (Calendar years ended 12/31)
Vulcan Value Partners Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2013	rr_AnnualReturn2013	36.31%
Annual Return 2014	rr_AnnualReturn2014	13.74%
Annual Return 2015	rr_AnnualReturn2015	(9.63%)
Annual Return 2016	rr_AnnualReturn2016	11.46%
Annual Return 2017	rr_AnnualReturn2017	16.75%
Annual Return 2018	rr_AnnualReturn2018	(7.68%)
Annual Return 2019	rr_AnnualReturn2019	44.37%
Annual Return 2020	rr_AnnualReturn2020	11.59%
Annual Return 2021	rr_AnnualReturn2021	21.52%
Annual Return 2022	rr_AnnualReturn2022	(38.06%)